Provisions and Other Non-Current Liabilities - Summary of Movement in Provisions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [Line Items]
Other provisions at beginning of period	$ 251	$ 245
Charges	59	94
Utilization	(77)	(76)
Translation and other, net	(32)	(12)
Other provisions at end of period	201	251
Less: short-term provisions	107	111
Long-term provisions	94	140
Employee-related [member]
Disclosure of other provisions [Line Items]
Other provisions at beginning of period	46
Charges	56	61
Utilization	(60)	(15)
Other provisions at end of period	43	46
Less: short-term provisions	42	46
Long-term provisions	1
Restructuring [member]
Disclosure of other provisions [Line Items]
Other provisions at beginning of period	5	56
Utilization	(5)	(52)
Translation and other, net	0	1
Other provisions at end of period	0	5
Less: short-term provisions	0	5
Long-term provisions	0
Facilities-related [member]
Disclosure of other provisions [Line Items]
Other provisions at beginning of period	28	27
Charges	4	3
Utilization	(3)	(2)
Other provisions at end of period	29	28
Less: short-term provisions	4	3
Long-term provisions	25	25
Other [member]
Disclosure of other provisions [Line Items]
Other provisions at beginning of period	172	162
Charges	(1)	30
Utilization	(9)	(7)
Translation and other, net	(33)	(13)
Other provisions at end of period	129	172
Less: short-term provisions	61	57
Long-term provisions	$ 68	$ 115